INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized tax benefit - January 1	$ 0	$ 0	$ 0
Gross increases - tax positions in prior period	213,309	0	0
Gross decreases - tax positions in prior period	0	0	0
Gross increases - tax positions in current period	0	0	0
Settlement	0	0	0
Lapse of statute of limitation	0	0	0
Unrecognized tax benefit - December 31	$ 213,309	$ 0	$ 0